CONSOLIDATED STATEMENTS OF (DEFICIT) EQUITY - USD ($) $ in Thousands	Total	Philippine Subsidiaries [Member]	SCIH [Member]	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Philippine Subsidiaries [Member]	Additional Paid-in Capital [Member] SCIH [Member]	Accumulated Other Comprehensive Losses [Member]	Accumulated Losses [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Philippine Subsidiaries [Member]	Noncontrolling Interests [Member] SCIH [Member]
Beginning balance at Dec. 31, 2021	$ 819,885			$ 14,565	$ (132,856)	$ 3,238,600			$ (76,008)	$ (2,799,555)	$ 575,139
Beginning balance (in shares) at Dec. 31, 2021				1,456,547,942	(33,177,628)
Net income (loss)	(1,097,167)									(930,526)	(166,641)
Foreign currency translation adjustments	(41,082)								(35,961)		(5,121)
Other	0
Share-based compensation	62,841					62,831					10
Shares repurchased by the Company (in shares)					(102,783,027)
Shares repurchased by the Company	(189,161)				$ (189,161)
Retirement of repurchased shares (in shares)				(11,495,799)	11,495,799
Retirement of repurchased shares				$ (114)	$ 21,971	(21,857)
Issuance of shares for restricted shares vested (in shares)					14,720,040
Issuance of shares for restricted shares vested	(460)				$ 58,296	(58,756)
Exercise of share options (in shares)					0
Changes in shareholdings of subsidiaries		$ (3,310)	$ 134,103				$ (2,952)	$ 879				$ (358)	$ 133,224
Restricted shares granted to employees of an affiliated company, net of adjustment						(129)				129
Reimbursement from an affiliated company for restricted shares granted to its employees	279					279
Dividends declared to noncontrolling interests	(290)										(290)
Ending balance at Dec. 31, 2022	(314,362)			$ 14,451	$ (241,750)	3,218,895			(111,969)	(3,729,952)	535,963
Ending balance (in shares) at Dec. 31, 2022				1,445,052,143	(109,744,816)
Net income (loss)	(415,330)									(326,920)	(88,410)
Foreign currency translation adjustments	13,310								13,370		(60)
Other	0
Share-based compensation	48,340					48,336					4
Shares repurchased by the Company (in shares)					(40,373,076)
Shares repurchased by the Company	(169,836)				$ (169,836)
Retirement of repurchased shares (in shares)				(40,373,076)	40,373,076
Retirement of repurchased shares				$ (404)	$ 108,375	(107,971)
Issuance of shares for restricted shares vested (in shares)					16,254,282
Issuance of shares for restricted shares vested	(1,549)				$ 47,903	(49,452)
Exercise of share options (in shares)					82,242
Exercise of share options	226				$ 240	(14)
Changes in shareholdings of subsidiaries		(672)					(582)					(90)
Dividends declared to noncontrolling interests	(177)										(177)
Ending balance at Dec. 31, 2023	(840,050)			$ 14,047	$ (255,068)	3,109,212			(98,599)	(4,056,872)	447,230
Ending balance (in shares) at Dec. 31, 2023				1,404,679,067	(93,408,292)
Net income (loss)	(27,959)									43,543	(71,502)
Foreign currency translation adjustments	17,072								5,941		11,131
Other	(3,103)								(3,092)		(11)
Share-based compensation	27,905					27,902					3
Shares repurchased by the Company (in shares)					(62,138,685)
Shares repurchased by the Company	(112,292)				$ (112,292)
Retirement of repurchased shares (in shares)				(53,138,685)	53,138,685
Retirement of repurchased shares				$ (532)	$ 121,521	(120,989)
Issuance of shares for restricted shares vested (in shares)					10,006,209
Issuance of shares for restricted shares vested	(590)				$ 29,213	(29,803)
Exercise of share options (in shares)					0
Changes in shareholdings of subsidiaries		$ (743)					$ (592)					$ (151)
Dividends declared to noncontrolling interests	(204)										(204)
Ending balance at Dec. 31, 2024	$ (939,964)			$ 13,515	$ (216,626)	$ 2,985,730			$ (95,750)	$ (4,013,329)	$ 386,496
Ending balance (in shares) at Dec. 31, 2024				1,351,540,382	(92,402,083)